SHORT-TERM BORROWINGS (Details Narrative) - CNY (¥)	1 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Weighted average interest rate, short-term borrowing		2.42%
Subsequent Event [Member]
Subsequent Event [Line Items]
Repaid borrowings	¥ 10,054
Maturity date	Mar. 19, 2026